ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

November 25, 2019	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Institutional Funds (Registration Nos. 333-29337 and 811-08257)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Funds (the “Trust” and each series thereof a “Fund” and collectively the “Funds”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T is Post-Effective Amendment No. 51 to the Trust’s Registration Statement under the Securities Act and Amendment No. 53 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 51/53”), including: (i) the Prospectus for the Funds; (ii) the Statement of Additional Information for the Funds; and (iii) other information, the signature page, and exhibits.

The principal reason that this Amendment No. 51/53 is being filed pursuant to Rule 485(a) as opposed to Rule 485(b) is that the Funds’ Prospectus and Statement of Additional Information have been revised to conform to the general approach taken by other funds advised by SSGA Funds Management, Inc. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 51/53 become effective on January 31, 2020.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Sincerely yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann